Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Commitments and Contingencies

NOTE 14 COMMITMENTS AND CONTINGENCIES

Lease Commitments

U.S. Cellular is a party to various lease agreements, both as lessee and lessor, for office space, retail store sites, cell sites and equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.

U.S. Cellular accounts for certain lease agreements as capital leases. The short- and long-term portions of capital lease obligations totaled $0.1 million and $4.2 million, respectively, as of December 31, 2011, and $0.1 million and $4.3 million, respectively, as of December 31, 2010. The short- and long-term portions of capital lease obligations are included in Current portion of long-term debt and Long-term debt in the Consolidated Balance Sheet.

As of December 31, 2011, future minimum rental payments required under operating and capital leases and rental receipts expected under operating leases that have noncancellable lease terms in excess of one year were as follows:

	Operating Leases	Operating Leases	Capital Leases
	Future Minimum	Future Minimum	Future Minimum
	Rental Payments	Rental Receipts	Rental Payments
(Dollars in thousands)
2012	$144,738	$37,699	$548
2013	124,623	31,165	564
2014	98,932	25,286	573
2015	80,187	16,497	582
2016	62,601	6,710	594
Thereafter	695,895	925	5,305
Total	$1,206,976	$118,282	8,166
Less: Interest expense			(3,830)
Present value of minimum lease payments			4,336
Less: Current portion of obligations under capital leases			(127)
Long-term portion of obligations under capital leases			$4,209

Rent expense totaled $171.6 million, $163.1 million and $155.7 million in 2011, 2010 and 2009, respectively.

Rent revenue totaled $39.2 million, $35.4 million and $31.8 million in 2011, 2010 and 2009, respectively.

Indemnifications

U.S. Cellular enters into agreements in the normal course of business that provide for indemnification of counterparties.  The terms of the indemnifications vary by agreement.  The events or circumstances that would require U.S. Cellular to perform under these indemnities are transaction specific; however, these agreements may require U.S. Cellular to indemnify the counterparty for costs and losses incurred from litigation or claims arising from the underlying transaction.  U.S. Cellular is unable to estimate the maximum potential liability for these types of indemnifications as the amounts are dependent on the outcome of future events, the nature and likelihood of which cannot be determined at this time.  Historically, U.S. Cellular has not made any significant indemnification payments under such agreements.

Legal Proceedings

U.S. Cellular is involved or may be involved from time to time in legal proceedings before the FCC, other regulatory authorities, and/or various state and federal courts.  If U.S. Cellular believes that a loss arising from such legal proceedings is probable and can be reasonably estimated, an amount is accrued in the financial statements for the estimated loss.  If only a range of loss can be determined, the best estimate within that range is accrued; if none of the estimates within that range is better than another, the low end of the range is accrued.  The assessment of the expected outcomes of legal proceedings is a highly subjective process that requires judgments about future events.  The legal proceedings are reviewed at least quarterly to determine the adequacy of accruals and related financial statement disclosures.  The ultimate outcomes of legal proceedings could differ materially from amounts accrued in the financial statements.

U.S. Cellular has accrued $1.7 million and $1.5 million with respect to legal proceedings and unasserted claims as of December 31, 2011 and 2010, respectively. U.S. Cellular has not accrued any amount for legal proceedings if it cannot estimate the amount of the possible loss or range of loss. U.S. Cellular does not believe that the amount of any contingent loss in excess of the amounts accrued would be material.